OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER	12 Months Ended
Dec. 31, 2019
Disclosure Of Obligations, Guarantees, Contingencies And Other [Abstract]
OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER
OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER
In the normal course of operations, the partnership and its consolidated entities execute agreements that provide for indemnification and guarantees to third parties in transactions such as business dispositions, business acquisitions, sales of assets and sales of services.

Certain of the partnership’s operating subsidiaries have also agreed to indemnify their directors and certain of their officers and employees. The nature of substantially all of the indemnification undertakings prevent the partnership from making a reasonable estimate of the maximum potential amount that it could be required to pay third parties as the agreements do not specify a maximum amount and the amounts are dependent upon the outcome of future contingent events, the nature and likelihood of which cannot be determined at this time. Historically, neither the partnership nor its consolidated subsidiaries have made significant payments under such indemnification agreements.

The partnership and its operating subsidiaries may be contingently liable with respect to litigation and claims that arise from time to time in the normal course of business or otherwise.

At December 31, 2019, the partnership had commitments totaling:

•
approximately $2,240 million for the development of Manhattan West in Midtown New York, Greenpoint Landing in Brooklyn, as well as the redevelopment of One Allen Center, Two Allen Center, and Three Allen Center in Houston;

•	approximately A$301 million ($211 million) for the development of 388 George Street in Sydney; 405 Bourke Street in Melbourne; and Elizabeth Quay in Perth;

•	approximately £39 million ($52 million) for the development of 100 Bishopsgate and Principal Place Residential in London; and

•	approximately AED212 million ($58 million) for the development of ICD Brookfield Place in Dubai.

During 2013, Brookfield Asset Management announced the final close on the $4.4 billion first BSREP fund (“BSREP I”), a global private fund focused on making opportunistic investments in commercial property. The partnership, as lead investor, committed approximately $1.3 billion to the fund. As of December 31, 2019, there remained approximately $170 million of uncontributed capital commitments.

In April 2016, Brookfield Asset Management announced the final close on the $9.0 billion second BSREP fund (“BSREP II”) to which the partnership had committed $2.3 billion as lead investor. As of December 31, 2019, there remained approximately $755 million of uncontributed capital commitments.

In November 2017, Brookfield Asset Management announced the final close on the $2.9 billion fifth Brookfield Real Estate Finance Fund (“BREF”) to which the partnership had committed $400 million as lead investor. As of December 31, 2019, there remained approximately $235 million of uncontributed capital commitments.

In September 2018, Brookfield Asset Management announced the final close of the $1.0 billion third Brookfield Fairfield U.S. Multifamily Value Add Fund (“VAMF”) to which the partnership had committed $300 million. As of December 31, 2019, there remained approximately $180 million of uncontributed capital commitments.

In January 2019, Brookfield Asset Management announced the final close on the $15.0 billion third BSREP fund to which the partnership has committed $1.0 billion. As of December 31, 2019, there remained approximately $760 million of uncontributed capital commitments.

The partnership maintains insurance on its properties in amounts and with deductibles that it believes are in line with what owners of similar properties carry. The partnership maintains all risk property insurance and rental value coverage (including coverage for the perils of flood, earthquake and named windstorm). The partnership does not conduct its operations, other than those of equity accounted investments, through entities that are not fully or proportionately consolidated in these financial statements, and has not guaranteed or otherwise contractually committed to support any material financial obligations not reflected in these financial statements.